Federated Hermes Trust for U S Treasury Obligations Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cash Series Shares [Member] | CS
Prospectus [Line Items]
Average Annual Return, Percent	3.30%	2.50%	1.47%